Intangible Assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Intangible Assets
15.
Intangible assets

	Domain name, trademark and Internet audio/video program transmission license RMB’million	Copyrights RMB’million	Supplier resources RMB’million	Corporate customer relationships RMB’million	Non-compete agreement RMB’million	Others RMB’million	Total RMB’million
At January 1, 2023
Cost	1,650	2,826	336	244	176	404	5,636
Accumulated amortization	(791)	(1,564)	(330)	(197)	(150)	(236)	(3,268)
Net book amount	859	1,262	6	47	26	168	2,368
Year ended December 31, 2023
Opening net book amount	859	1,262	6	47	26	168	2,368
Additions	-	461	-	-	-	9	470
Business combinations	-	66	-	-	-	-	66
Disposals	-	(91)	-	-	-	-	(91)
Amortization charge	(143)	(563)	(3)	(10)	(6)	(56)	(781)
Closing net book amount	716	1,135	3	37	20	121	2,032
At December 31, 2023
Cost	1,650	3,275	337	244	176	413	6,095
Accumulated amortization	(934)	(2,140)	(334)	(207)	(156)	(292)	(4,063)
Net book amount	716	1,135	3	37	20	121	2,032
Year ended December 31, 2024
Opening net book amount	716	1,135	3	37	20	121	2,032
Additions	-	678	-	-	-	6	684
Business combinations	-	146	-	-	-	-	146
Disposals	-	(13)	-	-	-	(1)	(14)
Amortization charge	(143)	(590)	(1)	(9)	(6)	(50)	(799)
Closing net book amount	573	1,356	2	28	14	76	2,049
At December 31, 2024
Cost	1,650	4,099	337	244	176	417	6,923
Accumulated amortization	(1,077)	(2,743)	(335)	(216)	(162)	(341)	(4,874)
Net book amount	573	1,356	2	28	14	76	2,049

During the years ended December 31, 2022, 2023 and 2024, amortization was charged to the consolidated income statements as follows:

	Year ended December 31,
	2022	2023	2024
	RMB’million	RMB’million	RMB’million
Cost of revenues	722	578	597
Selling and marketing expenses	11	10	10
General and administrative expenses	191	193	192
	924	781	799